SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

years
Computers and peripheral equipment	3
Leased Products to Customers	5
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Intangible Assets and their Useful Lives

Intangible assets and their useful lives are as follows:

Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	Between 4-5

Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition
	Year ended December 31, 2020
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,791	$1,791
European countries	762	2,155	120	3,037
South America	-	21	-	21
United States	544	5,312	-	5,856
Israel	677	69	-	746
APAC	220	99	-	319
Total revenue	$2,203	$7,656	$1,911	$11,770

Timing of revenue recognition
Products and services transferred over time	$92	$6,020	$1,466	$7,578
Products transferred at a point in time	2,111	1,636	445	4,192
Total revenue	$2,203	$7,656	$1,911	$11,770

	Year ended December 31, 2019
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,468	$1,468
European countries	690	2,801	457	3,948
South America	-	30	-	30
United States	753	8,306	-	9,059
Israel	1,271	130	-	1,401
APAC	172	397	-	569
Total revenue	$2,886	$11,664	$1,925	$16,475

Timing of revenue recognition
Products and services transferred over time	$1,124	$9,982	$1,089	$12,195
Products transferred at a point in time	1,762	1,682	836	4,280
Total revenue	$2,886	$11,664	$1,925	$16,475